CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands, € in Millions, ৳ in Millions, ¥ in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Jan. 01, 2023 USD ($)
Cash flows from (used in) operating activities:
Net earnings	$ 533,580	$ 541,540
Adjustments for:
Depreciation and amortization (note 21)	121,644	124,926
Non-cash restructuring charges related to property, plant and equipment, right-of-use assets, and computer software (note 18)	18,142	(3,259)
Impairment reversal	(40,770)	62,290
(Gain) Loss on disposal of property, plant and equipment (PP&E), including insurance recoveries relating to PP&E	(24,584)	(34,195)
Share-based compensation	26,957	32,393
Deferred income taxes (note 19)	10,147	(151)
Other (note 22)	(14,042)	(2,962)
Other adjustments to reconcile profit (loss)	(84,468)	(307,094)
Cash flows from (used in) operating activities	546,606	413,488
Cash flows from (used in) investing activities:
Purchase of property, plant and equipment	(203,289)	(239,128)
Purchase of intangible assets	(4,720)	(5,426)
Business dispositions (acquisitions) (note 5)	0	33,543
Proceeds from sale and leaseback, insurance related to property, plant and equipment (PP&E) and other disposals of PP&E	53,151	28,607
Cash flows from (used in) investing activities	(154,858)	(182,404)
Cash flows from (used in) financing activities:
(Decrease) Increase in amounts drawn under revolving long-term bank credit facility	(95,000)	330,000
Payment of notes	(150,000)	0
Proceeds from delayed draw term loan	300,000	0
Payment of lease obligations (note 10(b))	(24,894)	(16,559)
Dividends paid	(131,797)	(123,769)
Proceeds from the issuance of shares	55,086	14,968
Repurchase and cancellation of shares (note 14(d))	(360,479)	(449,158)
Share repurchases for settlement of non-Treasury RSUs (note 14(e))	(26,228)	(8,258)
Withholding taxes paid pursuant to the settlement of non-Treasury RSUs	(19,470)	(5,498)
Cash flows from (used in) financing activities	(452,782)	(258,274)
Effect of exchange rate changes on cash and cash equivalents denominated in foreign currencies	259	(1,639)
Net (decrease) increase in cash and cash equivalents during the fiscal year	(60,775)	(28,829)
Cash and cash equivalents, beginning of fiscal year	150,417	179,246
Cash and cash equivalents, end of fiscal year	89,642	150,417
Cash paid (included in cash flows from operating activities):
Interest	66,398	29,979
Income taxes, net of refunds	$ 24,340	$ 26,527